UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21898

                 OLD MUTUAL 2100 EMERGING MANAGERS FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                         800 Westchester Avenue, S-618
                           Rye Brook, New York 10573
              (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                       DATE OF FISCAL YEAR END: MARCH 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


Old Mutual 2100 Emerging Managers Fund, L.L.C.


Financial Statements

For the period December 1, 2006 (commencement of operations) to March 31, 2007

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                                Table of Contents

Financial Statements:

Report of Independent Registered Public Accounting Firm........................1
Statement of Assets and Liabilities............................................2
Statement of Operations........................................................3
Statements of Changes in Members' Capital......................................4
Statement of Cash Flows........................................................5
Financial Highlights...........................................................6
Notes to Financial Statements..................................................7
Board of Managers and Officers of the Fund (unaudited)........................15
Investment Management Agreement Approval (unaudited)..........................17




For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.








The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the
Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[ABA Logo Omitted]
Established 1923

Anchin, Block & Anchin LLP
Accountants and Consultants

1375 Broadway
New York, New York 10018
(212) 840-3456
FAX (212) 840-7066


             Report of Independent Registered Public Accounting Firm


To the Board of Managers and Members
Old Mutual 2100 Emerging Managers Fund, L.L.C.

         We have audited the accompanying statement of assets and liabilities of Old Mutual 2100 Emerging Managers Fund, L.L.C. as of March 31, 2007 and the related statements of operations, changes in member's capital, cash flows and financial highlights for the period December 1, 2006 (commencement of operations) through March 31, 2007. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audit in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides reasonable basis for our opinion.

         As more fully described in the notes to the financial statements, the Company invests substantially all of its assets in Old Mutual 2100 Emerging Managers Master Fund, L.L.C. The audited financial statements of Old Mutual 2100 Emerging Managers Master Fund, L.L.C. are attached and are an integral part of these statements.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Old Mutual 2100 Emerging Managers Fund, L.L.C. as of March 31, 2007, and the results of its operations, the changes in member's capital, cash flows and financial highlights for the period December 1, 2006 (commencement of operations) through March 31, 2007 in conformity with accounting principles generally accepted in the United States of America.

                                                 /s/ Anchin, Block & Anchin LLP

New York, N.Y.
May 23, 2007

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                       Statement of Assets and Liabilities

                                 March 31, 2007

ASSETS
Investments in Old Mutual 2100 Emerging
      Managers Master Fund, L.L.C. (cost $8,202,169)              $ 8,540,675
Receivable due from Adviser                                           255,643
Receivable from Old Mutual 2100 Emerging
      Managers Master Fund, L.L.C.                                     66,418
Deferred offering costs                                                54,117
                                                                 -------------
      TOTAL ASSETS                                                  8,916,853
                                                                 -------------

LIABILITIES
Management fee payable                                                 41,230
Administration fees payable                                            24,908
Professional fees payable                                              78,132
Board of Managers' fees payable                                           833
Other accrued expenses                                                 10,476
                                                                 -------------
      TOTAL LIABILITIES                                               155,579
                                                                 -------------

      NET ASSETS                                                  $ 8,761,274
                                                                 =============

MEMBERS' CAPITAL
Net capital                                                       $ 8,417,154
Accumulated net investment loss                                       (79,232)
Net unrealized appreciation on investments
   allocated from Master Fund                                         423,352
                                                                 -------------
      MEMBERS' CAPITAL                                            $ 8,761,274
                                                                 =============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                             Statement of Operations

               For the period from December 1, 2006 (commencement
                        of operations) to March 31, 2007

INVESTMENT INCOME ALLOCATED FROM OLD MUTUAL 2100
       EMERGING MANAGERS MASTER FUND, L.L.C.:
            Interest                                                  $ 7,439
                                                                   -----------

EXPENSES ALLOCATED FROM OLD MUTUAL 2100
       EMERGING MANAGERS MASTER FUND, L.L.C.:
            Professional fees                                          62,801
            Offering costs                                              4,151
            Board of Managers' fees                                     2,108
            Administration fee                                          1,716
            Custody fee                                                   423
            Other expenses                                             21,090
                                                                   -----------
                                                                       92,289
                                                                   -----------

FUND EXPENSES:
            Professional fees                                          83,132
            Management fee                                             41,230
            Offering costs                                             27,058
            Marketing and Member Servicing fee                         25,610
            Administration fee                                         24,908
            Board of Managers' fees                                     2,500
            Custody fee                                                   500
            Other expenses                                             16,362
                                                                   -----------
                 Total Fund Expenses                                  221,300

            Total expenses before reimbursement                       313,589
                                                                   -----------

            Fund Expenses Reimbursed                                 (226,918)
                                                                   -----------

                 Net Expenses                                          86,671
                                                                   -----------

NET INVESTMENT LOSS                                                   (79,232)
                                                                   -----------

NET CHANGE IN UNREALIZED APPRECIATION ON
       INVESTMENTS ALLOCATED FROM MASTER FUND                         423,352
                                                                   -----------

NET INCREASE IN MEMBERS' CAPITAL DERIVED
       FROM INVESTMENT ACTIVITIES                                   $ 344,120
                                                                   ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                    Statements of Changes in Members' Capital

                                                              December 1, 2006*
                                                                     to
                                                              March 31, 2007
                                                             -----------------

FROM INVESTMENT ACTIVITIES:
       Net investment loss**                                   $   (79,232)
       Net change in unrealized appreciation on
            investments allocated from Master Fund                 423,352
                                                              -------------

                  Net increase in Members' Capital
                       derived from investment activities          344,120
                                                              -------------

MEMBERS' CAPITAL TRANSACTIONS :
       Proceeds from sales of Interests                          8,217,055
                                                              -------------
                                                                 8,217,055
                                                              -------------

NET INCREASE IN MEMBERS' CAPITAL:                                8,561,175
Members' Capital at Beginning of Period                            200,099
                                                              -------------
MEMBERS' CAPITAL AT END OF PERIOD                              $ 8,761,274
                                                              =============



ACCUMULATED NET INVESTMENT LOSS                                $   (79,232)
                                                              =============

 * Commencement of operations
** Investment income less net expenses.






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                             Statement of Cash Flows

               For the period from December 1, 2006 (commencement
                        of operations) to March 31, 2007

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities           $    344,120
Adjustments to reconcile net investment loss to net
       cash used in operating activities:
             Purchases of investment in Old Mutual 2100
                   Emerging Managers Master Fund, L.L.C.                        (8,217,055)
             Proceeds from sales of investment in Old Mutual 2100
                   Emerging Managers Master Fund, L.L.C.                           105,081
             Net change in unrealized appreciation on
                   investments allocated from Master Fund                         (423,352)
             Net investment loss allocated from Master Fund                         84,850
             Increase in receivable from Old Mutual 2100 Emerging
                   Managers Master Fund, L.L.C.                                    (66,418)
             Increase in receivable due from Adviser                              (226,918)
             Decrease in deferred offering costs                                    27,058
             Increase in management fee payable                                     41,230
             Increase in administration fee payable                                 24,908
             Increase in professional fees payable                                  78,132
             Increase in Board of Managers' fees payable                               833
             Increase in other accrued expenses                                     10,476
                                                                             --------------
Net cash used in operating activities                                           (8,217,055)
                                                                             --------------


CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                 8,217,055
                                                                             --------------
Net cash provided by financing activities                                        8,217,055
                                                                             --------------

NET CHANGE IN CASH                                                                       -
Cash, beginning of period                                                                -
                                                                             --------------
CASH, END OF PERIOD                                                           $          -
                                                                             ==============





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                              Financial Highlights


                                           December 1, 2006*
                                                   to
                                             March 31. 2007
                                         -----------------------


Total Return (1)                                           4.18 %

Net assets, end of period (000's)                      $  8,761

Ratio to average net assets:
      Expenses, before waivers and
        reimbursements (2)                                11.06 %  (3)
      Expenses, net of waivers and
        reimbursements (2)                                 3.06 %  (3)
      Net investment loss, before waivers
        and reimbursements                               (10.79)%  (3)
      Net investment loss, net of  waivers
        and reimbursements                                (2.79)%  (3)

 *    Commencement of operations
(1)   Total return is for the period indicated and has not been annualized.
(2) Expenses of Portfolio Funds from the Master Fund are not included in the expense ratio.
(3)   Annualized.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                          Notes to Financial Statements

                                 March 31, 2007

1. ORGANIZATION

Old Mutual 2100 Emerging Managers Fund, L.L.C. (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, closed-end, management investment company, which was formed on April 25, 2006 and commenced operations on December 1, 2006.

Investors  who  purchase  limited   liability  company  interests  in  the  Fund
("Interests") and are admitted to the Fund by its Board of Managers (the "Board"), become members of the Fund ("Members").

The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and Interests are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act and has registered the offering of its Interests under the Securities Act of 1933, as amended (the "1933 Act").

The Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. In pursuing its investment objective, the Fund invests substantially all of its assets in Old Mutual 2100 Emerging Managers Master Fund, L.L.C. (the "Master Fund"), a Delaware limited liability company, which, like the Fund, is registered under the 1940 Act. The Master Fund, in turn, invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Master Fund invests primarily in Portfolio Funds managed by Portfolio Managers that are deemed by the Adviser to be "emerging managers". A Portfolio Manager is deemed to be an "emerging manager" under circumstances where, at the time of the investment: (i) the Portfolio Manager has been in operation for three years or less; (ii) the Portfolio Fund has been in operation for three years or less and the Portfolio Manager does not have a greater than three year track record in employing the investment program of the Portfolio Fund; or (iii) the Portfolio Manager's assets under management is under $400 million. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. The form of investment structure is commonly known as a "master/feeder fund" arrangement.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Board. The net asset value of the Fund is based on the net asset value of its interest in the Master Fund. The net asset value of the Master Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Valuation of Portfolio Funds held by the Master Fund is discussed in the notes to the Master Fund's financial statements. The audited financial statements of the Master Fund are attached, including the schedule of investments, and are an integral part of these financial statements. The percentage of the Master Fund owned by the Fund at March 31, 2007 was 84.5%.

The Fund records its proportionate share of the Master Fund's investment income, expenses, realized and unrealized gains and losses.

C. Income Taxes

Counsel to the Fund rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Cash

The Fund maintains a bank account in Pennsylvania. The Federal insurance on this account insures cash balances up to $100,000.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

2100 Larch Lane LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Fund pursuant to an agreement dated October 13, 2006. The initial term of the agreement expires on October 13, 2008 and may be continued in effect from year to year thereafter if its continuance is approved annually. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). LLA Holdings, LLC, the special member of the Adviser, owns 75% of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. OMUSH is also a member of the fund and the Master Fund. OMUSH has members' capital of $208,358 as of March 31, 2007. The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

In consideration for the services provided by the Adviser, the Fund pays the Adviser a monthly fee, payable in arrears within 30 business days after the end of the month, at an annualized rate of 1.45% of the Fund's net assets as of the end of each month, after adjustment for any purchases and repurchases of Interests during the month.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with Old Mutual Investment Partners (the "Distributor"), an indirect, wholly-owned subsidiary of OMUSH, dated October 18, 2006 to act as the distributor for the sale of Interests and facilitate and assist in (or arrange for) the provision by broker-dealers ("Selected Dealers") of investor services ("Member Services") to Members that are customers of Selected Dealers. Member Services refer principally to handling Member inquiries regarding the Fund or their investments in the Fund. The initial term of the agreement expires on October 18, 2008 and may be continued in effect from year to year thereafter if its continuance is approved annually.

The Distributor is entitled to charge a sales load to each investor on the purchase price of its Interests of up to 2%. The specific amount of the sales load paid with respect to a Member is generally dependent on the size of the investment in the Fund. The sales load will be charged as a percentage of an investor's investment amount. The sales load will not constitute an investment made by the investor in the Fund.

The sales load may be adjusted or waived at the sole discretion of the applicable selected dealer in consultation with the Fund, and is expected to be waived for the Adviser and its affiliates, including the directors, partners, principals, officers and employees of each of these entities, and employees of the Selected Dealers and certain of their affiliates.

In addition, as compensation for the sale and marketing of Interests, as well as providing Member Services, the Fund pays the Distributor a monthly fee at an annual rate of 0.90% of the net assets of the Fund (the "Marketing and Member Servicing Fee"). This fee is calculated as of the end of the month, after adjustment for any purchases and repurchases of Interests during the month. The fee is due and payable in arrears within 30 business days after the end of such month.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Fund and the Master Fund have entered into a Master/Feeder Agreement dated October 13, 2006. Pursuant to the agreement, the Fund and the Master Fund will each have the same investment objective and substantially the same investment policies. The Fund will pursue its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The
Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

The Fund is managed by the Board and each member of the Board who is not an "interested manager" of the Fund, as defined by the 1940 Act (the "Independent Managers"), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

Pursuant to an administrative services agreement dated October 13, 2006 and amended February 8, 2007, SEI Investments Global Funds Services (the "Administrator"), provides various administrative services to the Fund and the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Interests; reviewing and, subject to approval by the Fund, accepting subscriptions for Interests and accepting payment therefore; performing all acts related to the repurchase of Interests; and performing all other clerical services necessary in connection with the administration of the Fund. The initial term of the agreement expires on November 1, 2009 and may be continued in effect from year to year thereafter if its continuance is approved annually.

In consideration for the services provided by the Administrator prior to April 1, 2007, the Fund paid the Administrator a fee, calculated and assessed monthly in arrears based on the net assets of the Fund as of the prior month end as follows: 0.13% on the first $100 million in aggregate net assets, 0.11% on the next $200 million in net assets, 0.09% on the next $200 million in net assets, and 0.07% on aggregate net assets in excess of $500 million, subject to a minimum annual fee of $70,000 for the first year, which will increase in subsequent years. Beginning April 1, 2007, the Fund pays the Administrator a fee, calculated and assessed monthly in arrears based on the aggregate net assets of the Fund as of the prior month end as follows: 0.13% on the first $100 million in aggregate net assets, 0.11% on the next $200 million in net assets, 0.09% on the next $200 million in net assets, and 0.07% on aggregate net assets in excess of $500 million, subject to a minimum annual fee of $85,000 for the first year, which will increase in subsequent years and which is allocated among the Fund and Old Mutual 2100 Emerging Managers Institutional Fund, L.L.C. on a pro rata basis among the funds based on the net assets of each fund.

SEI Private Trust Company (the "Custodian") serves as the custodian for the assets of the Fund pursuant to an agreement dated October 13, 2006. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0025% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

The Custodian also serves as the escrow agent with respect to monies received from prospective investors in advance of dates when Interests may be purchased and monies may be transmitted to the Fund pursuant to an agreement dated October 13, 2006. In consideration for the services provided by the Custodian as escrow agent to the Fund, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0025% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

 4. FUND EXPENSES

In addition to fees paid under the Investment Management Agreement, Distribution Agreement, Administrative Services Agreement and Custodian Agreement, the Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund's operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid director or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Fund and the Master Fund; entity-level taxes, audit and tax preparation fees and expenses; administrative expenses and fees of the Master Fund; custody expenses of the Fund and the Master Fund; escrow expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund and the Master Fund; fees and travel-related expenses of the Board of the Fund and the Master Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's and Master Fund's transactions among the sub-adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Master Fund, as an investor in the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

All expenses of the Fund are paid by the Master Fund, with a corresponding charge to the Fund's capital account.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

4. FUND EXPENSES (CONCLUDED)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement dated October 13, 2006 (the "Expense Limitation Agreement") under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund's fees and expenses borne by the Fund), to the extent that they exceed 3.15% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in the excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation. As of March 31, 2007, the amount of the carryforward is $471,818. The Expense Limitation Agreement will remain in effect until terminated by the Fund.

 5.  INITIAL OFFERING COSTS AND ORGANIZATION EXPENSES

The Fund incurred initial offering costs totaling approximately $81,175 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs will be amortized over the initial twelve-month period which is expected to expire on October 31, 2007. These offering costs are subject to the Expense Limitation Agreement with the Adviser.

Costs incurred in connection with the organization of the Fund were expensed at April 25, 2006, the inception date, and are subject to the Expense Limitation Agreement with the Adviser. The Adviser paid the costs in connection with the organization of the Fund. The Fund incurred $135,000 in organization costs and will repay the Adviser.

 6.  BORROWINGS

The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and the Master Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the period ended March 31, 2007.

7.  CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) are credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage is determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (continued)

7.  CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any contributions to the capital of the Fund is made; (iv) any day as of which the Fund repurchases the Interest (or portion thereof) of any Member; or (v) any day as of which any amount is credit to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

8. SUBSCRIPTIONS AND REDEMPTIONS OF INTERESTS

The minimum initial investment in the Fund from each investor is $250,000 and the minimum additional investment in the Fund is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board.

The Fund expects to offer Interests once a month, generally as of the first business day of each month or more or less frequently in the sole discretion of the Board.

Interests are not redeemable and a Member has no right to require the Fund to redeem its Interest. The Fund will from time to time make offers to repurchase Interests from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Interests or portions thereof from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Interests from Members no later than December 31, 2007, and thereafter, four times each year, as of the last day of each calendar quarter.

The Board will also consider the following factors, among others, in making a determination as to whether to make an offer to repurchase Interests from
Members: (i) whether any Members have requested the Fund to repurchase their Interests or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Interests; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
                    Notes to Financial Statements (concluded)

10. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, set s out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

11. SUBSEQUENT EVENTS

Subsequent to year end through May 23, 2007, the Fund received subscriptions of $49,500.

The Adviser, 2100 Larch Lane LLC, is now doing business as Larch Lane Advisors LLC.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
             Board of Managers and Officers of the Fund (unaudited)
                              as of March 31, 2007

-----------------------------------------------------------------------------------------------------------------------
NAME, AGE,             TERM OF OFFICE    PRINCIPAL                           NUMBER OF       OTHER  HELD
AND POSITION           AND               OCCUPATION DURING                   FUNDS IN        DIRECTORSHIPS
WITH THE               LENGTH            PAST 5 YEARS                        FUND            HELD BY
FUND                   OF TIME                                               COMPLEX         MANAGERS
                       SERVED                                                OVERSEEN
                                                                             BY MANAGER
-----------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED MANAGERSo
-----------------------------------------------------------------------------------------------------------------------

Gerald Hellerman, 69   Indefinite/Since  Principal, Hellerman                     6          Director, The Mexico
                       October 2006      Associates (financial and                           Equity and Income Fund,
                                         corporate consulting), 1993 -                       Inc.; Director,
Manager                                  present; Chief Compliance                           Innovative Clinical
                                         Officer, The Mexico Equity and                      Solutions, Ltd.;
                                         Income Fund, Inc., June 2001 -                      Director, FNC Realty;
                                         present.                                            Director, AirNet
                                                                                             Systems, Inc.; Director,
                                                                                             MVC Capital, Inc.;
                                                                                             Director, Brantley
                                                                                             Capital Corporation
-----------------------------------------------------------------------------------------------------------------------

Paul D. Malek, 39      Indefinite/Since  General Counsel, Latigo                  6          None
                       October 2006      Partners, LP (investment
                                         management), February 2006 -
Manager                                  present;   Associate,   Milbank,
                                         Tweed, Hadley & McCloy LLP,
                                         May 2001 - January 2006.
-----------------------------------------------------------------------------------------------------------------------

George W. Morriss, 59  Indefinite/Since  Executive Vice President and             6          Trustee/Director,
                       October 2006      Chief Financial Officer,                            open-end and closed-end
                                         People's Bank (financial                            funds in Neuberger
Manager                                  services company), 1991 - 2001.                     Berman Fund Complex.
-----------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED MANAGER*o
-----------------------------------------------------------------------------------------------------------------------

William J. Landes, 54  Indefinite/Since  Director, 2100 Larch Lane LLC,           6          None
                       October 2006      October 2005 - present; Chief
                                         Executive Officer, 2100
Manager, President                       Capital Group LLC, March 2004
and Chief Executive                      - present; Chief Investment
Officer                                  Officer, Putnam Multi-Strategy
                                         Hedge Funds, Putnam Investments,
                                         February 2003 - March  2004;
                                         Head  of Global Investment Research,
                                         January 1998 - February 2003.
-----------------------------------------------------------------------------------------------------------------------

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
       Board of Managers and Officers of the Fund (unaudited) (concluded)
                              as of March 31, 2007




-----------------------------------------------------------------------------------------------------------------------
NAME, AGE,             TERM OF OFFICE    PRINCIPAL                           NUMBER OF       OTHER  HELD
AND POSITION           AND               OCCUPATION DURING                   FUNDS IN        DIRECTORSHIPS
WITH THE               LENGTH            PAST 5 YEARS                        FUND            HELD BY
FUND                   OF TIME                                               COMPLEX         MANAGERS
                       SERVED                                                OVERSEEN
                                                                             BY MANAGER
-----------------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT MANAGERSo
-----------------------------------------------------------------------------------------------------------------------
Ross Weissman, 36      Indefinite/Since  Chief Financial Officer, 2100          N/A                   N/A
                       October 2006      Larch Lane LLC, 2005 -
                                         present; Controller and Chief
Treasurer and Chief                      Financial Officer, Larch Lane
Financial Officer                        Advisors LP, 1999 - 2005.

-----------------------------------------------------------------------------------------------------------------------
M. Todd Williams, 35   Indefinite/Since  Chief Compliance Officer and           N/A                   N/A
                       October 2006      Chief Legal Officer, 2100
                                         Larch Lane LLC, 2003 -
Interim Chief                            present;
Compliance Officer                       Assistant General Counsel,
                                         Ranger Capital, March 2003 -
                                         July 2003; Associate, Akin Gump
                                         Strauss Hauer & Feld, LLP,
                                         September 1998 - February 2003.
-----------------------------------------------------------------------------------------------------------------------


*Manager who is an "interested  person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.
oThe address of each Manager and Officer is as follows: c/o 2100 Larch Lane LLC, 800 Westchester Avenue, S-618, Rye Brook, New York 10573.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
              Investment Management Agreement Approval (unaudited)

The investment management agreement between Old Mutual 2100 Emerging Managers Fund, L.L.C., a Delaware limited liability company (the "Fund"), and 2100 Larch Lane LLC, a Delaware limited liability company (the "Adviser") (the "Investment Management Agreement"), with an initial term of two years was subject to approval by: (i) the Fund's Board of Managers (the "Board"); and (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund, provided that the continuance must also be approved by a majority of the managers (the "Managers") who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The Adviser also serves as the investment adviser of the Master Fund (together with the Fund, the "Funds"), into which the Fund invests substantially all of its assets.

At a meeting of the Board held on October 13, 2006, all of the Managers, including all of the Independent Managers, approved the Investment Management Agreement for the initial two-year term. In considering whether to approve the Investment Management Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Funds by the Adviser and the fees to be paid by the Funds to the Adviser; (ii) information concerning the individuals who would be responsible for the day-to-day management of the Funds' assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE ADVISER. The Managers reviewed the proposed services that the Adviser would provide to both the Fund and the Master Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Funds, the Board discussed, in detail, with representatives of the Adviser the proposed management of the Funds' investments in accordance with the Funds' stated investment objective and policies and the types of transactions to be entered into on behalf of the Funds. The Board noted that, in addition to the investment advisory services that would be provided to the Fund under the Investment Management Agreement, the Adviser also will provide certain administrative and other services necessary for the operation of the Fund (including legal and compliance services relating to the provision of investment advisory services). The Managers took into account the experience, resources and strengths of the Adviser in managing investment vehicles that invest primarily in Portfolio Funds, including the Adviser's experience in advising an investment vehicle that has investment objectives and strategies similar to those of the Funds. The Managers considered the amount of assets under the management of the Adviser, as well as the experience of the individuals comprising the Adviser's Investment Committee. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board expressed satisfaction with the scope of services proposed to be provided to the Fund under the agreement and determined that these services should be of reasonably high quality.

(b) INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER. In connection with the evaluation of the services to be provided by the Adviser, the Managers generally reviewed the performance of the Adviser with respect to other investment vehicles managed by it. Because the Funds were newly formed, the Managers did not consider the investment performance of the Funds.

                 Old Mutual 2100 Emerging Managers Fund, L.L.C.
        Investment Management Agreement Approval (unaudited) (concluded)

(c) COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUNDS. The Managers also considered the cost of the services to be provided by the Adviser. Under the Investment Management Agreement, the Fund will pay the Adviser a fee at the annual rate of 1.45% of the Fund's average net assets. The Board considered that under the Master Fund's Investment Management Agreement with the Adviser, the Master Fund would not pay any investment management fee to the Adviser so long as the Adviser serves as the investment adviser to a fund that invests substantially all of its assets in the Master Fund. The Board also considered that, in addition to the fees charged by the Adviser, the Fund will also bear the advisory fees charged by the Portfolio Funds. The Board also considered the proposed expense cap of 3.15% (excluding any Portfolio Fund fees and expenses) and the impact of the cap on the Adviser. The Managers reviewed information comparing the proposed advisory fee rate and estimated total expense ratio of the Fund to those of comparable registered funds.

The Managers then considered the profits to be realized by the Adviser and its affiliates from their relationships with the Funds. Since the Funds were newly formed and the eventual aggregate amount of the Funds' assets was uncertain, the Adviser was not able to provide the Managers with specific information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Funds. The Managers noted the Adviser's expectation that the profitability level would not be excessive.

The Managers compared both the services to be rendered and the proposed fees to be paid under the Investment Management Agreement to other contracts of the Adviser and to other contracts of other advisers with respect to various similar closed-end registered investment companies. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other publicly offered closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the proposed advisory fee rate for the Fund was within the range of fee rates paid by such other similar registered funds.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. Because the Funds were newly formed and the eventual aggregate amount of the Funds' assets was uncertain, the Adviser was not able to provide the Managers with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Managers determined that they would revisit this issue after the initial two-year term of the Investment Management Agreement.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the proposed level of advisory fees to be fair and reasonable in light of the services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the October 13, 2006 meeting, including all of the Independent Managers, approved the Investment Management Agreement for the initial two-year term.

Old Mutual 2100 Emerging Managers Master Fund, L.L.C.


Financial Statements

For the period December 1, 2006 (commencement of operations) to March 31, 2007

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                                Table of Contents

Financial Statements:

Report of Independent Registered Public Accounting Firm........................1
Schedule of Investments........................................................2
Statement of Assets and Liabilities............................................4
Statement of Operations........................................................5
Statements of Changes in Members' Capital......................................6
Statement of Cash Flows........................................................7
Financial Highlights...........................................................8
Notes to Financial Statements..................................................9
Board of Managers and Officers of the Fund (unaudited)........................22
Investment Management Agreement Approval (unaudited)..........................24









The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the
Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

[ABA Logo Omittted]
Established 1923

Anchin, Block & Anchin LLP
Accountants and Consultants

1375 Broadway
New York, New York 10018
(212) 840-3456
FAX (212) 840-7066


             Report of Independent Registered Public Accounting Firm


To the Board of Managers and Members
Old Mutual 2100 Emerging Managers Master Fund, L.L.C.

         We have audited the accompanying statement of assets and liabilities of Old Mutual 2100 Emerging Managers Master Fund, L.L.C. as of March 31, 2007 and the related statements of operations, changes in member's capital, cash flows and financial highlights for the period December 1, 2006 (commencement of operations) through March 31, 2007. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted  our audit in accordance  with  auditing  standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2007, by correspondence with custodian and portfolio funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Old Mutual 2100 Emerging Managers Master Fund, L.L.C. as of March 31, 2007, and the results of its operations, the changes in member's capital, cash flows and financial highlights for the period December 1, 2006 (commencement of operations) through March 31, 2007 in conformity with accounting principles generally accepted in the United States of America.

                                                 /s/ Anchin, Block & Anchin LLP

New York, N.Y.
May 23, 2007

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                             Schedule of Investments
                                 March 31, 2007


INVESTMENT STRATEGIES AS A PERCENTAGE OF
           TOTAL INVESTMENTS

[PIE CHART OMITTED] DATA REPRESENTED BELOW:

Capital Structure Arbitrage - 14.3%
Commodity Trading Advisor - 7.0%
Equity Long Bias - 14.4%
Equity Market Neutral - 7.6%
Equity Variable Bias - 21.2%
Event Driven - 35.5%

                                                                                                    %* OF
                                                                                                  MEMBERS'
Portfolio Fund                                                   COST             VALUE            CAPITAL     LIQUIDITY
---------------------------------------------------------------------------------------------------------------------------
CAPITAL STRUCTURE ARBITRAGE:
Linden Investors, L.P.                                      $   685,714     $    718,357             7.11%     Quarterly
Tenor Opportunity Fund, L.P.                                    685,714          724,960             7.17%     Quarterly
                                                           ------------------------------------------------
     TOTAL CAPITAL STRUCTURE ARBITRAGE                        1,371,428        1,443,317            14.28%
                                                           ------------------------------------------------

COMMODITY TRADING ADVISOR:
Sumatra Futures Fund, L.P.                                      685,714          709,102             7.02%     Quarterly
                                                           ------------------------------------------------
     TOTAL COMMODITY TRADING ADVISOR                            685,714          709,102             7.02%
                                                           ------------------------------------------------

EQUITY LONG BIAS:
Quadrangle Equity Investors, L.P.                               685,714          753,902             7.46%     Quarterly
Renaissance Institutional Equities Fund, LLC                    685,714          695,897             6.89%      Monthly
                                                           ------------------------------------------------
     TOTAL EQUITY LONG BIAS                                   1,371,428        1,449,799            14.35%
                                                           ------------------------------------------------

EQUITY MARKET NEUTRAL:
The Black Mesa Fund                                             685,714          765,023             7.57%      Monthly
                                                           ------------------------------------------------
     TOTAL EQUITY MARKET NEUTRAL                                685,714          765,023             7.57%
                                                           ------------------------------------------------

EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                                685,714          703,769             6.96%      Monthly
Cedar Hill Capital Partners Onshore, L.P.                       685,714          710,150             7.03%     Quarterly
Rosen Real Estate Securities Value Fund II, L.P.                685,714          732,017             7.25%     Quarterly
                                                           ------------------------------------------------
     TOTAL EQUITY VARIABLE BIAS                               2,057,142        2,145,936            21.24%
                                                           ------------------------------------------------

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                       Schedule of Investments (concluded)
                                 March 31, 2007

                                                                                                    %* OF
                                                                                                  MEMBERS'
Portfolio Fund                                                   COST             VALUE            CAPITAL     LIQUIDITY
---------------------------------------------------------------------------------------------------------------------------
Event Driven:
Claren Road Credit Partners, L.P.                           $   685,714     $    714,052             7.07%     Quarterly
GoldenTree Partners, L.P.                                       685,714          722,141             7.15%     Quarterly
Greywolf Capital Partner II, L.P.                               685,714          730,011             7.23%     Annually
Jefferies Buckeye Fund, LLC                                     685,714          710,121             7.03%     Quarterly
Octavian Global Fund, L.P.                                      685,714          711,049             7.04%     Quarterly
                                                           ------------------------------------------------
     TOTAL EVENT DRIVEN                                       3,428,570        3,587,374            35.52%
                                                           ------------------------------------------------

     TOTAL PORTFOLIO FUNDS                                  $ 9,599,996     $ 10,100,551            99.98%
                                                           ================================================


      *Percentages   are  based  on  Members'   Capital  at  end  of  period  of
       $10,102,436.

       The aggregate cost of investments for tax purposes was $9,599,996. Net unrealized appreciation on investments for tax purposes was $500,555 consisting of $500,555 of gross unrealized appreciation and ($0) of gross unrealized depreciation.

       The investments in Portfolio Funds shown above, representing 99.98% of Members' Capital, have been fair valued as described in Note 2.B.










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                       Statement of Assets and Liabilities

                                 March 31, 2007

ASSETS
Investments in Portfolio Funds, at fair value (cost $9,599,996)                $ 10,100,551
Cash                                                                                185,139
Due from Old Mutual 2100 Funds
          Absolute Return Master Fund, L.L.C.                                        99,000
Deferred offering costs                                                               9,817
Interest receivable                                                                   1,120
                                                                              --------------
          TOTAL ASSETS                                                           10,395,627
                                                                              --------------

LIABILITIES
Payable to Adviser                                                                  124,625
Professional fees payable                                                            74,234
Redemption payable                                                                   66,418
Administration fees payable                                                           1,667
Board of Managers' fees payable                                                         833
Other accrued expenses                                                               25,414
                                                                              --------------
          TOTAL LIABILITIES                                                         293,191
                                                                              --------------

          NET ASSETS                                                           $ 10,102,436
                                                                              ==============

MEMBERS' CAPITAL
Net capital                                                                    $  9,702,170
Accumulated net investment loss                                                    (100,289)
Net unrealized appreciation on investments in Portfolio Funds                       500,555
                                                                              --------------
          MEMBERS' CAPITAL                                                     $ 10,102,436
                                                                              ==============








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                             Statement of Operations

               For the period from December 1, 2006 (commencement
                        of operations) to March 31, 2007


INVESTMENT INCOME:
     Interest                                                  $    8,797
                                                              ------------

EXPENSES:
     Professional fees                                             74,235
     Offering costs                                                 4,908
     Board of Managers' fees                                        2,500
     Administration fee                                             2,029
     Custody fee                                                      500
     Other expenses                                                24,914
                                                              ------------
           Total expenses                                         109,086
                                                              ------------
NET INVESTMENT LOSS                                              (100,289)
                                                              ------------

NET CHANGE IN UNREALIZED APPRECIATION ON
     INVESTMENTS IN PORTFOLIO FUNDS                               500,555
                                                              ------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED
     FROM INVESTMENT ACTIVITIES                                $  400,266
                                                              ============








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Statements of Changes in Members' Capital


                                                           December 1, 2006*
                                                                   to
                                                            March 31, 2007
                                                         --------------------

FROM INVESTMENT ACTIVITIES:
       Net investment loss**                                  $   (100,289)
       Net change in unrealized appreciation on
             investments in Portfolio Funds                        500,555
                                                             --------------

                 Net increase in Members' Capital
                   derived from investment activities              400,266
                                                             --------------

MEMBERS' CAPITAL TRANSACTIONS :
       Proceeds from sales of Interests                          9,717,055
       Redemptions of Interests                                   (105,084)
                                                             --------------
                                                                 9,611,971
                                                             --------------

NET INCREASE IN MEMBERS' CAPITAL:                               10,012,237
Members' Capital at Beginning of Period                             90,199
                                                             --------------
Members' Capital at End of Period                             $ 10,102,436
                                                             ==============



ACCUMULATED NET INVESTMENT LOSS                               $   (100,289)
                                                             ==============

      * Commencement of operations
     ** Investment income less net expenses.








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                             Statement of Cash Flows

               For the period from December 1, 2006 (commencement
                        of operations) to March 31, 2007

CASH FLOWS USED IN OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities           $    400,266
Adjustments to reconcile net increase in Members' Capital derived from investment activities to net cash used in operating activities:
             Purchases of Portfolio Funds                                       (9,599,996)
             Net change in unrealized appreciation
                   on investments in Portfolio Funds                              (500,555)
             Increase in due from Old Mutual Absolute Return
                         Master Fund, L.L.C.                                       (99,000)
             Decrease in deferred offering costs                                     4,908
             Increase in interest receivable                                        (1,120)
             Increase in professional fees payable                                  74,234
             Increase in administration fee payable                                  1,667
             Increase in Board of Managers' fees payable                               833
             Increase in other accrued expenses                                     25,414
                                                                             --------------
Net cash used in operating activities                                           (9,693,349)
                                                                             --------------


CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Interests                                                 9,717,055
Redemption of Interests                                                            (38,666)
                                                                             --------------
Net cash provided by financing activities                                        9,678,389
                                                                             --------------

NET DECREASE IN CASH                                                               (14,960)
Cash, beginning of period                                                          200,099
                                                                             --------------
CASH, END OF PERIOD                                                           $    185,139
                                                                             ==============

SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES
Redemptions payable                                                            $    66,418
                                                                             ==============










    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                              Financial Highlights

                                           December 1, 2006*
                                                   to
                                             March 31, 2007
                                         -----------------------


Total Return (1)                                           4.12 %

Net assets, end of period (000's)                      $ 10,102

Ratio to average net assets:

      Expenses (2)                                         3.33 % (3)

      Net investment loss                                 (3.06)% (3)

Portfolio turnover rate                                    0.00 % (4)





 *  Commencement of operations
(1) Total return is for the period indicated and has not been annualized.
(2) Expenses of Portfolio Funds are not included in the expense ratio.
(3) Annualized.
(4) Not annualized.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.








    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                          Notes to Financial Statements

                                 March 31, 2007

1. ORGANIZATION

Old Mutual 2100 Emerging Managers Master Fund, L.L.C. (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a non-diversified, closed-end, management investment company, which was formed on April 25, 2006 and commenced operations on December 1, 2006. The Fund is a master fund in a master/feeder structure into which its feeder funds, Old Mutual 2100 Emerging Managers Fund, L.L.C. (the "Feeder Fund") and Old Mutual 2100 Emerging Managers Institutional Fund, L.L.C. (the "Institutional Feeder Fund") (collectively, the "Feeders" or "Members"), invest substantially all of their assets. As of March 31, 2007, the Feeder Fund's investment in the Fund represents 84.5% of Members' Capital, and an affiliate of the Adviser (as defined in Note 3) had an investment in the Fund which represents 15.5% of Members' Capital. As of March 31, 2007, the Institutional Feeder Fund had not commenced operations.

The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and interests in the Feeders ("Interests") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act.

The Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. The Fund invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Fund invests primarily in Portfolio Funds managed by Portfolio Managers that are deemed by the Adviser to be "emerging managers". A Portfolio Manager is deemed to be an "emerging manager" under circumstances where, at the time of the investment: (i) the Portfolio Manager has been in operation for three years or less; (ii) the Portfolio Fund has been in operation for three years or less and the Portfolio Manager does not have a greater than three year track record in employing the investment program of the Portfolio Fund; or (iii) the Portfolio Manager's assets under management is under $400 million.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

B. Portfolio Valuation and Investment Transactions

The net asset value of the Fund is determined by or at the discretion of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Fund's Board of Managers (the "Board"). The net asset value of the Fund is based primarily on the fair value of each of its interests in Portfolio Funds. Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund's Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription to or redemption from the Portfolio Fund.

Interest income is recorded on an accrual basis and consists of interest earned on cash.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

C. Income Taxes

Counsel to the Fund rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also has rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

D. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

E. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

F. Cash

As of March 31, 2007, cash consists of an investment in a money market fund affiliated with the Administrator (as defined in Note 3). The investment is carried at cost, which approximates market value.

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

2100 Larch Lane LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Fund pursuant to an agreement dated October 13, 2006. The initial term of the agreement expires on October 13, 2008 and may be continued in effect from year to year thereafter if its continuance is approved annually. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). LLA Holdings, LLC, the special member of the Adviser, owns 75% of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. OMUSH is also a member of the Fund and contributed $1,500,000 during the period and has members' capital of $1,561,761 as of March 31, 2007. The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

Under the agreement with the Adviser, the Fund does not pay any investment management fee to the Adviser. However, under the agreement, in the event the Adviser ceases to serve as the Adviser to each fund that invests substantially all of its assets in the Fund (a "Feeder"), the Master Fund would then be subject to a fee that is calculated and payable in accordance with the lowest annual rate that had most recently been charged by the Adviser to a Feeder.

The Fund and the Feeder Fund have entered into a Master/Feeder Agreement dated October 13, 2006 and the Fund and the Institutional Feeder Fund have entered into a Master/Feeder Agreement dated February 8, 2007. Pursuant to the agreements, the Fund and the Feeders will each have the same investment objective and substantially the same investment policies. The Feeders will pursue their investment objectives by investing on an ongoing basis substantially all of their investable assets in the Fund in exchange for limited liability company interests in the Fund. The Master/Feeder Agreements will remain in effect unless terminated by the Fund or the Feeders.

The Fund is managed by the Board of Managers (the "Board") and each member of the Board who is not an "interested manager" of the Fund, as defined by the 1940 Act (the "Independent Managers"), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

Pursuant to an administrative services agreement dated October 13, 2006 and amended February 8, 2007, SEI Investments Global Funds Services (the "Administrator"), provides various administrative services to the Fund and the Feeders, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Interests; reviewing and, subject to approval by the Fund, accepting subscriptions for Interests and accepting payment therefore; performing all acts related to the repurchase of Interests; and performing all other clerical services necessary in connection with the administration of the Fund. The initial term of the agreement expires on November 1, 2009 and may be continued in effect from year to year thereafter if its continuance is approved annually.

In consideration for the services provided by the Administrator, the Fund pays the Administrator a monthly fee calculated and assessed monthly in arrears at an annualized rate of 0.01% of the Fund's net assets, subject to a minimum annual fee of $5,000.

SEI Private Trust Company (the "Custodian") serves as the custodian for the assets of the Fund pursuant to an agreement dated October 13, 2006. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0075% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

4. FUND EXPENSES

The Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys or accountants engaged on behalf of the Fund; entity-level taxes, audit and tax preparation fees and expenses; administrative expenses and fees of the Fund; custody expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund; fees and travel-related expenses of the Board of the Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the sub-Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

5.  INITIAL OFFERING COSTS AND ORGANIZATION EXPENSES

The Fund incurred initial offering costs totaling approximately $14,725 comprised principally of legal costs pertaining to the preparation of the Fund's offering documents. These costs are being amortized over the initial twelve-month period which expires on November 30, 2007.

Costs incurred in connection with the organization of the Fund were expensed at April 25, 2006, the inception date. The Adviser paid the costs in connection with the organization of the Fund and agreed to absorb $15,000 of the organization costs. The Fund incurred $109,900 in organization costs and will repay the Adviser.

6.  BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the period ended March 31, 2007.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

7. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) are credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage is determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any contributions to the capital of the Fund is made; (iv) any day as of which the Fund repurchases the Interest (or portion thereof) of any Member; or (v) any day as of which any amount is credit to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

8. SUBSCRIPTIONS AND REDEMPTIONS OF INTERESTS

The Board may admit one or more Members generally at the beginning of each month; provided, however, that the Fund may, in the discretion of the Board, admit Members more or less frequently.

No Member or other person holding an Interest or portion thereof shall have the right to require the Fund to repurchase that Interest or portion thereof. The Board, in its sole discretion and on such terms and conditions as it may determine, may cause the Fund to repurchase Interests or portions thereof pursuant to written tenders. However, the Fund shall not offer to repurchase Interests on more than four occasions during any one fiscal year; provided that offers made more than semi-annually in any taxable year shall only be accepted if Members give at least 65 days' notice of their acceptance in any tax year, unless it has consulted with counsel to the Fund and determined that more frequent offers would not cause any adverse tax consequences to the Fund or the Members. In determining whether to cause the Fund to repurchase Interests or portions thereof pursuant to written tenders, the Board shall consider, among other things, the recommendation of the Adviser.

9. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing options contracts, and swap contracts. The Fund's risk of loss in the Portfolio Funds is limited to the value of these investments reported by the Portfolio Funds.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

10. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

11. CONCENTRATION OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

11. CONCENTRATION OF RISK (CONTINUED)

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

11. CONCENTRATION OF RISK (CONTINUED)

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

11. CONCENTRATION OF RISK (CONCLUDED)

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

L. Liquidity

The Portfolio Funds provide for periodic redemptions, with lock-up provisions ranging from one year to two years from the initial investment. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions.

12. INVESTMENT TRANSACTIONS

For the period ended March 31, 2007, the Fund made investments in Portfolio Funds in the amount of $9,599,996. The Fund did not have any redemptions from Portfolio Funds during this period.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

13. INVESTMENTS

As of March 31, 2007, the Fund had investments in 14 Portfolio Funds, none of which were related parties.

The Fund limits its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets, or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

CAPITAL STRUCTURE ARBITRAGE
Capital Structure Arbitrage managers will typically buy "long" and sell "short" different classes of securities of the same issuer in anticipation of profiting from the relative mispricing between them. Convertible-bond arbitrage and equity-warrant arbitrage are forms of balance-sheet arbitrage.

COMMODITY TRADING ADVISOR
Commodity Trading Advisor managers will typically have portfolio funds employing this particular strategy purchase and sell local or foreign currency, commodity futures and options or such futures contracts based on supply and demand factors affecting price within each market. Certain Portfolio funds also use commodity-related equities to implement their strategies.

EQUITY LONG BIAS
Equity Long Bias managers will typically have portfolios of long equities as well as some short positions. Unlike variable bias or market neutral, Equity Long Bias managers are expected to average at least 70% net long (gross long positions minus short positions). Leverage may be employed, though likely at a lower amount than market neutral or variable bias strategies. This strategy will show a high degree of correlation to equity markets, as the majority of their profits will stem from their long positions. Short positions will typically be used to hedge though may also be opportunistic in nature.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (continued)

13. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

EQUITY MARKET NEUTRAL
Equity Market Neutral managers will typically have portfolios of long equities and short equities in equal amounts. While this strategy does offer some flexibility, managers in this strategy are expected to keep their net exposure within +/-20%. Leverage will be employed. Short positions can be hedges or profit centers. While an overall fund can be market neutral, managers may take sector exposure (though many do not). This strategy should show little correlation to equity markets, as returns are driven by stock picking, or in the case of quantitatively driven strategies, factors.

EQUITY VARIABLE BIAS
Equity Variable Bias managers will typically have portfolios of long equities and short equities. As per the strategy name, net exposure is variable, ranging from net long to net short to market neutral. Security selection may either be fundamental or quantitative while net exposure can be either bottom up (security specific) or top down (macro driven). Leverage is also variable, with some managers in this strategy using little or no leverage while others may use substantial leverage; typically, leverage will be lower than found in Equity Market Neutral. Short positions can be hedges or profit centers. While the bulk of the portfolio should consist of equities, indices, ETFS, options and futures may also be used. This strategy's correlation to equity markets will vary, with returns are driven by stock picking as well as net positioning.

EVENT DRIVEN
Event-Driven managers will typically employ strategies that involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

14. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
                    Notes to Financial Statements (concluded)

14. RECENT ACCOUNTING PRONOUNCEMENTS (CONCLUDED)

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

15. SUBSEQUENT EVENTS

Subsequent to year end through May 23, 2007, the Fund received subscriptions of $49,500.

The Adviser, 2100 Larch Lane LLC, is now doing business as Larch Lane Advisors LLC.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
             Board of Managers and Officers of the Fund (unaudited)
                              as of March 31, 2007

-----------------------------------------------------------------------------------------------------------------------
NAME, AGE,             TERM OF OFFICE    PRINCIPAL                           NUMBER OF       OTHER  HELD
AND POSITION           AND               OCCUPATION DURING                   FUNDS IN        DIRECTORSHIPS
WITH THE               LENGTH            PAST 5 YEARS                        FUND            HELD BY
FUND                   OF TIME                                               COMPLEX         MANAGERS
                       SERVED                                                OVERSEEN
                                                                             BY MANAGER
-----------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED MANAGERSo
-----------------------------------------------------------------------------------------------------------------------

Gerald Hellerman, 69   Indefinite/Since  Principal, Hellerman                     6          Director, The Mexico
                       October 2006      Associates (financial and                           Equity and Income Fund,
                                         corporate consulting), 1993 -                       Inc.; Director,
Manager                                  present; Chief Compliance                           Innovative Clinical
                                         Officer, The Mexico Equity and                      Solutions, Ltd.;
                                         Income Fund, Inc., June 2001 -                      Director, FNC Realty;
                                         present.                                            Director, AirNet
                                                                                             Systems, Inc.; Director,
                                                                                             MVC Capital, Inc.;
                                                                                             Director, Brantley
                                                                                             Capital Corporation
-----------------------------------------------------------------------------------------------------------------------

Paul D. Malek, 39      Indefinite/Since  General Counsel, Latigo                  6          None
                       October 2006      Partners, LP (investment
                                         management), February 2006 -
Manager                                  present; Associate, Milbank, Tweed,
                                         Hadley & McCloy LLP,
                                         May 2001 - January 2006.
-----------------------------------------------------------------------------------------------------------------------

George W. Morriss, 59  Indefinite/Since  Executive Vice President and             6          Trustee/Director,
                       October 2006      Chief Financial Officer,                            open-end and closed-end
                                         People's Bank (financial                            funds in Neuberger
Manager                                  services company), 1991 - 2001.                     Berman Fund Complex.
-----------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED MANAGER*o
-----------------------------------------------------------------------------------------------------------------------

William J. Landes, 54  Indefinite/Since Director, 2100 Larch Lane LLC,           6          None
                       October 2006     October 2005 - present; Chief
                                        Executive Officer, 2100
Manager, President                      Capital Group LLC, March 2004
and Chief Executive                     - present; Chief Investment
Officer                                 Officer, Putnam Multi-Strategy
                                        Hedge Funds, Putnam Investments,
                                        February 2003 - March  2004; Head of
                                        Global Investment Research,
                                        January 1998 - February 2003.
-----------------------------------------------------------------------------------------------------------------------

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C.
       Board of Managers and Officers of the Fund (unaudited) (concluded)
                              as of March 31, 2007





-----------------------------------------------------------------------------------------------------------------------
NAME, AGE,             TERM OF OFFICE    PRINCIPAL                           NUMBER OF       OTHER  HELD
AND POSITION           AND               OCCUPATION DURING                   FUNDS IN        DIRECTORSHIPS
WITH THE               LENGTH            PAST 5 YEARS                        FUND            HELD BY
FUND                   OF TIME                                               COMPLEX         MANAGERS
                       SERVED                                                OVERSEEN
                                                                             BY MANAGER
-----------------------------------------------------------------------------------------------------------------------
                                             OFFICERS WHO ARE NOT MANAGERSo
-----------------------------------------------------------------------------------------------------------------------

Ross Weissman, 36      Indefinite/Since  Chief Financial Officer, 2100          N/A                   N/A
                       October 2006      Larch Lane LLC, 2005 -
                                         present; Controller and Chief
Treasurer and Chief                      Financial Officer, Larch Lane
Financial Officer                        Advisors LP, 1999 - 2005.
-----------------------------------------------------------------------------------------------------------------------

M. Todd Williams, 35   Indefinite/Since  Chief Compliance Officer and           N/A                   N/A
                       October 2006      Chief Legal Officer, 2100
                                         Larch Lane LLC, 2003 - present;
Interim Chief                            Assistant General Counsel,
Compliance Officer                       Ranger Capital, March 2003 -
                                         July 2003; Associate, Akin Gump
                                         Strauss Hauer & Feld, LLP,
                                         September 1998 - February 2003.
-----------------------------------------------------------------------------------------------------------------------

*Manager who is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

oThe address of each Manager and Officer is as follows: c/o 2100 Larch Lane LLC, 800 Westchester Avenue, S-618, Rye Brook, New York 10573.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C. Investment Management Agreement Approval (unaudited)

The investment management agreement between Old Mutual 2100 Emerging Managers Master Fund, L.L.C., a Delaware limited liability company (the "Fund"), and 2100 Larch Lane LLC, a Delaware limited liability company (the "Adviser") (the "Investment Management Agreement"), with an initial term of two years was subject to approval by: (i) the Fund's Board of Managers (the "Board"); and (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund, provided that the continuance must also be approved by a majority of the managers (the "Managers") who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The Fund is a master fund in a master/feeder structure in which its feeder funds (each, a "Feeder" and collectively with the Fund, the "Funds") invest substantially all of their assets in the Fund.

At a meeting of the Board held on October 13, 2006, all of the Managers, including all of the Independent Managers, approved the Investment Management Agreement for the initial two-year term. In considering whether to approve the Investment Management Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services to be rendered to the Funds by the Adviser and the fees to be paid by the Funds to the Adviser; (ii) information concerning the individuals who would be responsible for the day-to-day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY THE ADVISER. The Managers reviewed the proposed services that the Adviser would provide to both the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services that would be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the proposed management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions to be entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services that would be provided to the Fund under the
Investment  Management   Agreement,   the  Adviser  also  will  provide  certain
administrative and other services necessary for the operation of the Fund (including legal and compliance services relating to the provision of investment advisory services). The Managers took into account the experience, resources and strengths of the Adviser in managing investment vehicles that invest primarily in Portfolio Funds, including the Adviser's experience in advising an investment vehicle that has investment objectives and strategies similar to those of the Fund. The Managers considered the amount of assets under the management of the Adviser, as well as the experience of the individuals comprising the Adviser's Investment Committee. Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board expressed satisfaction with the scope of services proposed to be provided to the Fund under the agreement and determined that these services should be of reasonably high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In connection with the evaluation of the services to be provided by the Adviser, the Managers generally reviewed the performance of the Adviser with respect to other investment vehicles managed by it. Because the Fund was newly formed, the Managers did not consider the investment performance of the Fund.

              Old Mutual 2100 Emerging Managers Master Fund, L.L.C. Investment Management Agreement Approval (unaudited) (concluded)

(c) COST OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUNDS. The Managers also considered the cost of the services to be provided by the Adviser. Under the Investment Management Agreement, the Fund would not pay any investment management fee to the Adviser so long as the Adviser serves as the investment adviser to a Feeder. The Board noted that in the event the Adviser ceases to serve as the Adviser to a Feeder, the Fund will be charged the lowest annual rate that had most recently been charged by the Adviser to a Feeder. The Board considered that, under the existing Feeder's Investment Management Agreement with the Adviser, the Feeder pays the Adviser a fee at the annual rate of 1.45% of the Feeder's average net assets. The Board also considered that the Fund will bear the advisory fees charged by the Portfolio Funds. The Managers reviewed information comparing the proposed advisory fee rate and estimated total expense ratio of the Fund to those of comparable registered funds.

The Managers then considered the profits to be realized by the Adviser and its affiliates from their relationships with the Funds. Since the Fund was newly formed and the eventual aggregate amount of the Funds' assets was uncertain, the Adviser was not able to provide the Managers with specific information concerning the expected profits to be realized by the Adviser and its affiliates from their relationships with the Funds. The Managers noted the Adviser's expectation that the profitability level would not be excessive.

The Managers compared both the services to be rendered and the proposed fees to be paid under the Investment Management Agreement to other contracts of the Adviser and to other contracts of other advisers with respect to various similar closed-end registered investment companies. In particular, the Board evaluated the Funds' contractual fee rate for advisory services as compared to the contractual fee rate of other publicly offered closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the proposed advisory fee rate for the Fund was within the range of fee rates paid by such other similar registered funds.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. Because the Fund was newly formed and the eventual aggregate amount of the Funds' assets was uncertain, the Adviser was not able to provide the Managers with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Managers determined that they would revisit this issue after the initial two-year term of the Investment Management Agreement.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the proposed level of advisory fees to be fair and reasonable in light of the services proposed to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the October 13, 2006 meeting, including all of the Independent Managers, approved the Investment Management Agreement for the initial two-year term.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. For the fiscal year ended March 31, 2007, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of this code of ethics is filed with this form N-CSR under Item 12 (a)(1).

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of managers has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Gerald Hellerman. Mr. Hellerman is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Anchin, Block & Anchin LLP ("Anchin") related to Old Mutual 2100 Emerging Managers Fund (the "Fund").

Anchin billed the Fund aggregate fees for services rendered to the Fund for the fiscal year ended March 31, 2007* as follows:

----------------------------------- -----------------------------------------------------
                                                              2007
----------------------------------- -----------------------------------------------------
                                    All fees and      All fees and       All other fees
                                    services to the   services to        and services to
                                    Fund that were    service            service
                                    pre-approved      affiliates that    affiliates that
                                                      were pre-          did not require
                                                      approved           pre-approval

--------- ------------------------- ---------------- ------------------ -----------------
(a)       Audit Fees(1)                $10,000              N/A               N/A

--------- ------------------------- ---------------- ------------------ -----------------
(b)       Audit-Related Fees              $0                N/A               N/A

--------- ------------------------- ---------------- ------------------ -----------------
(c)       Tax Fees                      $5,000              N/A               N/A

--------- ------------------------- ---------------- ------------------ -----------------
(d)       All Other Fees                  $0                N/A               N/A

--------- ------------------------- ---------------- ------------------ -----------------

* No such fees were billed for 2006 because the Registrant was organized on April 25, 2006 and commenced operations on December 1, 2006.

Notes:

   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings or engagements.

(e)(1) The registrant's Audit Committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant and, as required, non-audit services to service affiliates on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

(e)(2) Percentage of fees billed by Anchin applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:


                ---------------------- ----------- --------------
                                           2007        2006
                ---------------------- ----------- --------------
                Audit-Related Fees          0%          N/A

                ---------------------- ----------- --------------
                Tax Fees                    0%          N/A
                ---------------------- ----------- --------------
                All Other Fees              0%          N/A

                ---------------------- ----------- --------------


(f)        Not applicable.

(g) The amount of non-audit fees that were billed by Anchin for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any Entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2007, were $0 and $0, respectively.

           No such fees were billed for 2006 because the Registrant was organized on April 25, 2006 and commenced operations on December 1, 2006.

(h)        Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The following is the Proxy Voting Policies and Procedures of Larch Lane Advisors LLC (the "Adviser") in its entirety:

The Firm provides investment advisory services to private investment funds and managed accounts, and invests the assets of these Funds and accounts in securities issued by private issuers. Through these private issuers the Firm may be delegated the right to vote, on behalf of the Funds and accounts, proxies received from companies, the securities of which are owned by the underlying private issuers in which the Funds and accounts have invested. In addition, from time to time, the private issuers may amend or revise their governing documents or seek investor consents. The Firm has authority to vote proxies relating to such securities on behalf of the Funds and accounts it manages.

The Securities and Exchange Commission (the "SEC") has adopted Rule 206(4)-6 under the Investment Advisers Act. Under this rule, registered investment advisers that exercise voting authority over securities held in client portfolios are required to implement proxy voting policies and describe those policies to their clients.

The Investment Committee (which may delegate a Proxy Committee for this purpose) is responsible for making all proxy voting decisions in accordance with these proxy voting policy and procedures (the "POLICIES"). The investment team is responsible for the actual voting of all proxies in a timely manner, while the Compliance Officer is responsible for monitoring the effectiveness of the Policies. (SEE Section IV, "Procedures for Proxies".)

The Policies attempt to generalize a complex subject. The Firm may, from time to time, determine that it is in the best interests of its clients to depart from specific policies described herein. The rationale for any such departure will be memorialized in writing by the Compliance Officer.

I. GENERAL POLICY

The general policy is to vote proxy proposals, amendments, consents or resolutions relating to client securities, including interests in private investment funds, if any (collectively, "PROXIES"), in a manner that reasonably furthers the best interests of the Funds managed by the Firm and is consistent with the investment philosophy as set forth in the relevant investment management documents, as determined by the Firm in its discretion, and taking into account relevant factors, including, but not limited to:

o the impact on the value of the securities;
o the anticipated costs and benefits associated with the proposal;
o the effect on liquidity; and
o customary industry and business practices.

II. SPECIFIC POLICIES

A. ROUTINE MATTERS

Routine matters are typically proposed by Management (as defined below) of a company and meet the following criteria: (i) they do not measurably change the structure, management, control or operation of the company; (ii) they do not measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) they are consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company.

For routine matters, the Firm will vote in accordance with the recommendation of the company's management, directors, general partners, managing members or trustees (collectively, the "MANAGEMENT"), as applicable, unless, in the Firm's opinion, such recommendation is not in the best interests of the investing Funds or accounts.

1. GENERAL MATTERS

The Firm will generally vote FOR proposals:

           o to set time and location of annual meeting;
           o to change the fiscal year of the company; and
           o to change the name of a company.

2. BOARD MEMBERS

A. ELECTION OR RE-ELECTION. The Firm will generally vote FOR Management proposals to elect or re-elect Board members.

B. FEES TO BOARD MEMBERS. The Firm will generally vote FOR proposals to increase fees paid to Board members, unless it determines that the compensation exceeds market standards.

3. CAPITAL STRUCTURE

The Firm will generally vote FOR proposals to change capitalization, including to increase authorized common shares or to increase authorized preferred shares, as long as the proposal does not either: (i) establish a class or classes of shares or interests with terms that may disadvantage the class held by the investing Funds or accounts or (ii) result in disproportionate voting rights for preferred shares or other classes of shares or interests.

4. APPOINTMENT OF AUDITORS

The Firm will generally vote FOR the approval of auditors and proposals authorizing the Board to fix auditor fees, unless:

           o the Firm has serious concerns about the accountants presented, including their independence, or the audit procedures used; or
           o the auditors are being changed without explanation.

B. NON-ROUTINE MATTERS

Non-routine matters involve a variety of issues and may be proposed by a company's Management or beneficial owners (I.E., shareholders, members, partners, etc. (collectively, the "OWNERS")). These proxies may involve one or more of the following: (i) a measurable change in the structure, management, control or operation of the company; (ii) a measurable change in the terms of, or fees or expenses associated with, an investment in the company; or (iii) a change that is inconsistent with industry standards and/or the laws of the state of incorporation applicable to the company.

1. BOARD MEMBERS

A. TERM LIMITS. The Firm will generally vote FOR proposals to require a reasonable retirement age (E.G., 72) for Board members, and will vote on a CASE-BY-CASE basis on proposals to attempt to limit tenure.

B. REPLACEMENT. The Firm will generally vote AGAINST proposals that make it more difficult to replace Board members, including proposals:

           o to stagger the Board;
           o to overweight Management representation on the Board;
           o to introduce cumulative voting (cumulative voting allows the Owners to "stack" votes behind one or a few individuals for a position on the Board, thereby giving minority Owners a greater chance of electing the Board member(s));
           o to introduce unequal voting rights;
           o to create supermajority voting; or
           o to establish pre-emptive rights.

C. LIABILITY AND INDEMNIFICATION. In order to promote accountability, the Firm will generally vote AGAINST proposals to limit the personal liability of Board members for any breach of fiduciary duty or failure to act in good faith.

D. OWNERSHIP ISSUES. The Firm will generally vote FOR proposals that require Management to own a minimum interest in the company. The purpose of this policy is to encourage the alignment of Management's interests with the interests of the company's Owners. However, the Firm will generally vote AGAINST proposals for stock options or other compensation that grant an ownership interest for Management IF SUCH PROPOSALS offer greater than 15% of the outstanding securities of a company because such options may dilute the voting rights of other Owners of the company.

2. COMPENSATION, FEES AND EXPENSES

In general, the Firm will vote AGAINST proposals to increase compensation, fees or expenses to be paid to the company's Owners, unless the Firm determines that the benefits resulting to the company and its Owners justifies the increased compensation, fees or expenses.

In many circumstances, where private investment funds seek to change material terms such as compensation, fee and expense terms, the Firm will examine the investment opportunity anew in light of the proposed new terms, considering the private investment funds returns, portfolio and strategy allocations, alternative investment opportunities and other factors generally considered when making an investment decision. When applying this examination, the Firm may vote for proposals where the circumstances of a particular investment justify the revised compensation, fee and expense terms.

3. VOTING RIGHTS

The Firm will generally vote AGAINST proposals:

           o to introduce unequal voting or dividend rights among the classes;
           o to change the amendment provisions of a company's charter documents by removing Owner approval requirements;
           o to require supermajority (2/3) approval for votes rather than a simple majority (1/2);
           o to restrict the Owners' right to act by written consent; or
           o to restrict the Owners' right to call meetings, propose amendments to the articles of incorporation or other governing documents of the company or nominate Board members.

The Firm will generally vote FOR proposals that eliminate any of the foregoing rights or requirements.

4. TAKEOVER DEFENSES AND RELATED ACTIONS

The Firm will generally vote AGAINST any proposal to create any plan or procedure designed primarily to discourage a takeover or other similar action, including "poison pills". Examples of "poison pills" include:

           o large increases in the amount of stock authorized but not issued;
           o blank check preferred stock (stock with a fixed dividend and a preferential claim on company assets relative to common shares, the terms of which are set by the Board at a future date without further action by the Owners);
           o compensation that would act to reward Management as a result of a takeover attempt, whether successful or not, such as revaluing purchase price of stock options, or "golden parachutes";
           o fixed price amendments that require a certain price to be offered to all Owners based on a fixed formula; and
           o greenmail provisions that allow a company to make payments to a bidder in order to persuade the bidder to abandon its takeover plans.

The Firm will generally vote FOR proposals that eliminate any of the foregoing rights or requirements, as well as proposals to:

           o require that golden parachutes or golden handcuffs be submitted for ratification by the Owners; and
           o to opt out of state anti-takeover laws deemed by the Firm to be detrimental.

The Firm will generally vote on a CASE-BY-CASE basis regarding other proposals that may be used to prevent takeovers, such as the establishment of employee stock purchase or ownership plans.

5. REINCORPORATION

The Firm will generally vote FOR a change in the state of incorporation if the change is for valid business reasons (such as reincorporating in the same state as the headquarters of any controlling company).

6. DEBT ISSUANCE AND PLEDGING OF ASSETS FOR DEBT

The Firm will generally vote proxies relating to the issuance of debt, the pledging of assets for debt, and an increase in borrowing powers on a CASE-BY-CASE basis, taking into consideration relevant factors, including, for example:

           o the potential increase in the company's outstanding interests or shares, if any (E.G., convertible bonds); and
           o the potential increase in the company's capital, if any, over the current outstanding capital.

7. MERGERS OR ACQUISITIONS

The Firm will vote proxies relating to mergers or acquisitions on a CASE-BY-CASE basis, but will generally vote for any proposals that the Firm believes will offer fair value to its clients.

8. TERMINATION OR LIQUIDATION OF THE COMPANY

The Firm will vote proxies relating to the termination or liquidation of a company on a CASE-BY-CASE basis, taking into consideration one or more of the following factors:

           o terms of liquidation;
           o past performance of the company; and
           o strategies employed to save the company.

9. SOCIAL & ENVIRONMENTAL ISSUES AND CORPORATE RESPONSIBILITY

The Firm will vote proxies relating to social and environmental issues on a CASE-BY-CASE basis, but will generally vote for any proposals that will reduce discrimination, improve protections to minorities and disadvantaged classes, and increase conservation of resources and wildlife.

The Firm will generally vote AGAINST any proposals that place arbitrary restrictions on the company's ability to invest, market, enter into contractual arrangements or conduct other activities. The Firm will also generally vote AGAINST proposals:

           o to bar or restrict charitable contributions; or
           o to limit corporate political activities.

10. ALL OTHER MATTERS

All other decisions regarding proxies will be determined on a CASE-BY-CASE basis taking into account the general policy, as set forth above.

C. ABSTAINING FROM VOTING OR AFFIRMATIVELY NOT VOTING

The Firm will abstain from voting (which generally requires submission of a proxy voting card) or affirmatively decide not to vote if the Firm determines that abstaining or not voting is in the best interests of the Fund or account. In making such a determination, the Firm will consider various factors, including, but not limited to: (i) the costs associated with exercising the proxy (E.G., translation or travel costs); and (ii) any legal restrictions on trading resulting from the exercise of a proxy. The Firm will not abstain from voting or affirmatively decide not to vote a proxy if the Fund or account is a plan asset fund subject to the requirements of the Employee Retirement Income Security Act of 1974, as amended. Furthermore, the Firm will not abstain from voting or affirmatively decide not to vote merely to avoid a conflict of interest.

III. CONFLICTS OF INTEREST

At times, conflicts may arise between the interests of the investing Funds or accounts, on the one hand, and the interests of the Firm or its affiliates, on the other hand. If the Firm determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, the Firm will address matters involving such conflicts of interest as follows:

A. If a proposal is addressed by the specific policies herein, the Firm will vote in accordance with such policies;

B. If the Firm believes it is in the best interest of the investing Funds or accounts to depart from the specific policies provided for herein, the Firm will be subject to the requirements of C or D below, as applicable;

C. If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Firm, the Firm may vote such proxy as it determines to be in the best interest of the investing Funds or accounts, without taking any action described in D below, provided that such vote would be against the Firm's own interest in the matter (I.E., against the perceived or actual conflict). The Firm will memorialize the rationale of such vote in writing; and

D. If the proxy proposal is (1) not addressed by the specific policies or (2) requires a case-by-case determination by the Firm, and the Firm believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then the Firm must take one of the following actions in voting such proxy: (a) delegate the voting decision for such proxy proposal to an independent third party; (b) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the Funds or accounts, as applicable; (c) inform the investors in the investing Funds or the owners of the investing accounts of the conflict of interest and obtain consent to (majority consent in the case of a Fund) vote the proxy as recommended by the Firm; or (d) obtain approval of the decision from the Firm's Compliance Officer and third party Legal Advisors.

IV. PROCEDURES FOR PROXIES

The Investment Committee will be responsible for determining whether each proxy is for a "routine" matter or not, as described above. All proxies identified as "routine" will be voted by the Chief Legal Officer in accordance with the Policies.

Any proxies that are not clearly "routine" will be submitted to the Investment Committee, who/which will determine how to vote each such proxy by applying the Policies. Upon making a decision, the proxy will be executed and returned to the Chief Legal Officer for submission to the company. Upon receipt of an executed proxy, the Firm's paralegal will update the investing Funds' or accounts' proxy voting record. The Chief Legal Officer is responsible for the actual voting of all proxies in a timely manner. The Compliance Officer is responsible for monitoring the effectiveness of the Policies.

In the event the Firm determines that the investing Funds or accounts should rely on the advice of an independent third party or a committee regarding the voting of a proxy, the Firm will submit the proxy to such third party or committee for a decision. The Chief Legal Officer will execute the proxy in accordance with such third party's or committee's decision.

V. RECORD OF PROXY VOTING

The Compliance Officer also will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Compliance Officer will also maintain records relating to each proxy, including (i) the determination as to whether the proxy was routine or not, (ii) the voting decision with regard to each proxy; and (iii) any documents created by the Investment Committee, or others, that were material to making the voting decision.

The Firm will maintain a record of each written request from an investor in a Fund or owner of an managed account for proxy voting information and the Firm's written response to any request (oral or written) from an investor in a Fund or owner of an managed account for proxy voting information.

The Compliance Officer will maintain such records in its offices for two years from the end of the fiscal year during which the record was created, and for an additional three years in an easily accessible place.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(A)(1) PORTFOLIO MANAGERS

The day-to-day management of the Fund's portfolio is the responsibility of the Adviser's Investment Committee, which is led by Mark Jurish, the Adviser's Chief Investment Officer, and also includes Kenneth Stemme and Ross Weissman (each, a "Portfolio Manager").

Mark Jurish is the Chief Executive Officer of the Adviser, an investment advisory firm dedicated to the alternative investment industry and serving hedge funds and institutional investors. The Adviser is registered with the SEC as an investment advisor and with the CFTC as a Commodity Pool Operator. Prior to forming the Adviser in 1999, Mr. Jurish was Managing Director at Paloma Partners, a firm that he joined in 1988. At Paloma, Mr. Jurish was primarily responsible for evaluating, selecting, and monitoring suitable investments for various Paloma trading entities, as well as creating and structuring new products. His duties included the creation and management of the initial Upstream Partners Fund in 1993. From 1986 to 1988, Mr. Jurish was employed at Skadden, Arps, Slate, Meagher and Flom as a specialist in financial investment modeling and management consulting. Mr. Jurish began his financial career in 1984 at Arthur Young & Company (a predecessor of Ernst & Young), an international accounting and consulting firm. Previously, he served as an Independent Trustee of the MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund, on the Best Practices Committee of the Greenwich Roundtable and on the Board of Directors for the Managed Funds Association. Mr. Jurish received his B.A. from State University of New York at Albany in 1980 and his M.B.A. in Finance from New York University in 1984.


Ross M. Weissman is the Chief Financial Officer of the Adviser. Mr. Weissman originally joined the Adviser in December, 1999. Prior to joining the Adviser, Mr. Weissman was employed at Kenmar Advisory Corp in the fund administration and risk management group. In 1997, Mr. Weissman joined Wexford Management as the controller for the Wexford Spectrum Fund, where he was responsible for the accounting and operations of the fund. From December 1996 until April 1997, he was employed with KPMG Peat Marwick as a senior consultant in the forensic accounting group. Mr. Weissman began his career in October 1994 with the public accounting firm of Leslie Sufrin and Company. He is a Certified Public Accountant and received his B.B.S. from Pace University.

Kenneth W. Stemme, Director of Research, joined the Adviser in April 2007. Mr. Stemme was previously a Senior Vice President and Director of Hedge Fund Investments at Northern Trust Global Advisors, where he managed approximately $1 billion in assets and chaired the Hedge Fund Investment Committee. Prior to joining Northern Trust in 2003, Mr. Stemme was a Managing Director in the Alternative Investment Group at American Express Asset Management. From 1999 to 2002, Mr. Stemme was Executive Director in the Alternative Investment Group at CIBC Oppenheimer, where he was involved in the creation and management of a registered fund of funds. From 1990 through 1998, Mr. Stemme worked at Harris Associates, last serving as a research associate. Mr. Stemme received his B.A. from Cornell University and his M.B.A. from DePaul University.


(A)(2) OTHER FUNDS AND ACCOUNTS MANAGED

The following table sets forth information about funds and accounts other than the Fund for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management as of April 30, 2007.


                       REGISTERED INVESTMENT COMPANIES     POOLED INVESTMENT VEHICLES MANAGED        OTHER ACCOUNTS MANAGED
                       MANAGED BY THE PORTFOLIO MANAGER         BY THE PORTFOLIO MANAGER            BY THE PORTFOLIO MANAGER
                       --------------------------------         ------------------------            ------------------------
NAME OF FUND'S
PORTFOLIO MANAGER        NUMBER       TOTAL ASSETS            NUMBER      TOTAL ASSETS            NUMBER          TOTAL ASSETS
-----------------        ------       ------------            ------      ------------            ------          ------------


Mark Jurish                 5         $21,545,698               15        $660,823,161               1            $133,616,255

Kenneth Stemme              5         $21,545,698               15        $660,823,161               1            $133,616,255

Ross Weissman               5         $21,545,698               15        $660,823,161               1            $133,616,255






                           REGISTERED INVESTMENT                   POOLED INVESTMENT
                              COMPANIES MANAGED                     VEHICLES MANAGED                  OTHER ACCOUNTS MANAGED
                           BY THE PORTFOLIO MANAGER              BY THE PORTFOLIO MANAGER            BY THE PORTFOLIO MANAGER
                     --------------------------------------   -----------------------------      -----------------------------

                     NUMBER WITH                              NUMBER WITH      TOTAL ASSETS      NUMBER WITH   TOTAL ASSETS WITH
NAME OF FUND'S       PERFORMANCE      TOTAL ASSETS WITH       PERFORMANCE-   WITH PERFORMANCE   PERFORMANCE-   PERFORMANCE-BASED
PORTFOLIO MANAGER    BASED FEES     PERFORMANCE-BASED FEES    BASED FEES        BASED FEES       BASED FEES       BASED FEES
-----------------    ----------     ----------------------    ----------       ------------      ----------    -----------------

Mark Jurish              0                                         3            $36,202,000          0

Kenneth Stemme           0                                         3            $36,202,000          0

Ross Weissman            0                                         3            $36,202,000          0

(a)(3) Compensation

Compensation for the Portfolio Managers is a combination of a fixed salary and a bonus. The bonus paid to a Portfolio Manager for any year may be made with reference, in part, to the performance of the Fund or any other fund or account managed by the Adviser during such year. The amount of salary and bonus paid to the Portfolio Managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, client interactions and teamwork support. As part of their compensation, the Portfolio Managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus, without any contribution from the Adviser, into a tax-qualified retirement plan.

(a)(4) Fund Ownership

the following table sets forth the dollar range of interests beneficially owned by the Portfolio Managers as of April 30, 2007.

                  PORTFOLIO MANAGER         DOLLAR RANGE
                  -----------------         ------------
                  Mark Jurish               None
                  Kenneth Stemme            None
                  Ross Weissman             None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            Old Mutual 2100 Emerging Managers
                                        Fund, L.L.C.

By (Signature and Title)*               /s/  William J. Landes
                                        ----------------------
                                        William J. Landes
                                        President & Chief Executive Officer
Date: June 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/  William J. Landes
                                        ----------------------
                                        William J. Landes
                                        President & Chief Executive Officer
Date: June 8, 2007


By (Signature and Title)*               /s/ Ross Weissman
                                        -----------------
                                        Ross Weissman
                                        Treasurer & Chief Financial Officer
Date: June 8, 2007


* Print the name and title of each signing officer under his or her signature.